Pension Benefits (Schedule Of Change In Plan Assets) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair value of plan assets at beginning of year	$ 21.5	$ 21.7
Actual return on plan assets	0.2	2.1
Employer contributions	0.2	0.2
Benefits paid	(2.2)	(2.5)
Fair value of plan assets at end of year	$ 19.7	$ 21.5